Land use right, net (Tables)	12 Months Ended
Sep. 30, 2023
Land use right, net
Schedule of right to use land
	September 30,	September 30,
	2023	2022

Land use right	$6,887,433	$554,122
Less: accumulated amortization	(233,767)	(42,945)
Land use right, net	$6,653,666	$511,177

Schedule of future amortization expenses
Amortization
expense
Fiscal 2024	$305,605
Fiscal 2025	305,605
Fiscal 2026	305,605
Fiscal 2027	305,605
Fiscal 2028	305,605
Thereafter	5,125,641
Total	$6,653,666